CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (166)	$ 7,811	$ 9,636
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,692	10,196	10,559
Share-based compensation	27,353	17,574	16,545
Gain on sale of marketable securities	(68)	(438)	(639)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	2,345	2,720	931
Changes in accrued interest on bank deposits	(2,480)	2,424	(1,210)
Increase in accrued severance pay, net	219	468	202
Decrease (increase) in trade receivables, net	(4,561)	3,657	5,762
Changes in deferred income taxes, net	(1,986)	(3,466)	333
Increase in other assets and prepaid expenses	(374)	(4,625)	(5,217)
Decrease in inventories	152	2,355	5
Increase (decrease) in trade payables	2,154	428	(2,433)
Increase in deferred revenues	13,475	20,063	16,797
Increase (decrease) in other payables and accrued expenses	(14,054)	12,238	11,305
Operating lease right-of-use assets	6,033	5,532	5,593
Operating lease liabilities	(7,586)	(5,163)	(4,304)
Net cash provided by operating activities	32,148	71,774	63,865
Cash flows from investing activities:
Purchase of property and equipment	(8,814)	(5,603)	(8,671)
Proceeds from (investing in) other long-term assets	35	49	(110)
Proceeds from (investing in) bank deposits	(13,377)	24,448	(23,878)
Purchase of marketable securities	(49,217)	(88,300)	(32,981)
Proceeds from maturity of marketable securities	34,589	59,980	29,452
Proceeds from sale of marketable securities	10,766	17,275	21,820
Payment for the business acquisition of SecurityDAM Ltd.	(30,000)	0	0
Net cash provided by (used in) investing activities	(56,018)	7,849	(14,368)
Cash flows from financing activities:
Proceeds from exercise of share options	2,034	10,590	11,903
Payment of deferred consideration related to acquisition	0	0	(2,054)
Proceeds from issuance of Preferred A shares in subsidiary	35,000	0	0
Repurchase of ordinary shares	(59,492)	(52,471)	(45,326)
Net cash used in financing activities	(22,458)	(41,881)	(35,477)
Increase (decrease) in cash and cash equivalents	(46,328)	37,742	14,020
Cash and cash equivalents at the beginning of the year	92,513	54,771	40,751
Cash and cash equivalents at the end of the year	46,185	92,513	54,771
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	18,069	2,748	1,314
Non-cash investing activities:
Right-of-use assets recognized with corresponding lease liabilities	$ 4,282	$ 2,538	$ 15,272